Basis of accounting	6 Months Ended
Jun. 30, 2023
Basis of accounting [Abstract]
Basis of accounting
1. Basis of accounting
The unaudited condensed consolidated interim financial statements are prepared under the historical cost convention, except for the revaluation of certain financial instruments as disclosed in our accounting policies.